SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)
Common Stocks - 96.4%

Asia - 30.3%

Australia - 5.9%
Atlassian Corp., PLC *	1,825	714,342
BHP Group, Ltd., ADR	4,200	224,784
Lynas Rare Earths, Ltd. *	35,775	169,293
Macquarie Group, Ltd.	2,600	335,910
Rio Tinto, PLC, ADR	4,400	294,008
Westpac Banking Corp., ADR	4,425	81,995

		1,820,332

China/Hong Kong - 8.5%
AIA Group, Ltd.	32,200	370,442
Alibaba Group Holding, Ltd., ADR *	2,350	347,917
Baidu, Inc., ADR *	2,175	334,406
Budweiser Brewing Co. APAC, Ltd.	21,500	54,611
China Tower Corp., Ltd.	1,342,000	175,375
CSPC Pharmaceutical Group, Ltd.	262,960	313,805
ENN Energy Holdings, Ltd.	18,400	303,480
Ping An Insurance Group Co. of China, Ltd.	33,500	229,119
Tencent Holdings, Ltd.	8,100	483,560

		2,612,715

Japan - 10.3%
Astellas Pharma, Inc.	17,700	291,325
Keyence Corp.	1,000	596,871
Recruit Holdings Co., Ltd.	11,200	684,610
Shiseido Co., Ltd.	4,100	275,559
Sony Group Corp., ADR	6,300	696,654
Terumo Corp.	13,100	618,561

		3,163,580

Singapore - 2.6%
DBS Group Holdings, Ltd.	15,600	345,675
Sea, Ltd., ADR *	675	215,143
Singapore Technologies Engineering, Ltd.	78,400	218,849

		779,667

South Korea - 3.0%
LG Chem, Ltd.	975	632,356
Samsung Electronics Co., Ltd., GDR	185	286,994

		919,350

Europe - 57.2%

France - 8.3%
AXA SA	11,750	325,631
Dassault Systemes SE	13,125	690,710
Faurecia SE	6,275	295,224
Safran SA	3,200	404,738
Schneider Electric SE	5,000	832,770

		2,549,073

Germany - 5.9%
adidas AG	1,300	408,533
Allianz SE	2,250	504,103
Deutsche Post AG	4,150	260,246
Muenchener Rueckversicherungs AG	435	118,698

Name of Issuer	Quantity	Fair Value ($)
Siemens AG	3,100	507,008

		1,798,588

Ireland - 2.2%
CRH, PLC, ADR	4,800	224,352
Linde, PLC	500	146,690
STERIS, PLC	1,450	296,206

		667,248

Netherlands - 4.0%
ASML Holding NV	1,225	912,760
Stellantis NV	16,375	312,762

		1,225,522

Spain - 3.4%
Cellnex Telecom SA	9,442	582,949
Iberdrola SA	45,900	461,774

		1,044,723

Sweden - 2.5%
Hexagon AB	26,600	411,449
Telefonaktiebolaget LM Ericsson, ADR	32,350	362,320

		773,769

Switzerland - 14.8%
Barry Callebaut AG	55	124,743
Garmin, Ltd.	1,750	272,055
Interroll Holding AG	120	508,611
Logitech International SA	6,650	586,198
Lonza Group AG	655	491,322
Nestle SA	4,450	536,181
Novartis AG	4,325	354,647
Partners Group Holding AG	490	764,713
Roche Holding AG	1,320	481,760
TE Connectivity, Ltd.	1,100	150,942
Zurich Insurance Group AG	680	278,066

		4,549,238

United Kingdom - 16.1%
Ashtead Group, PLC	8,175	617,976
AstraZeneca, PLC, ADR	8,300	498,498
BAE Systems, PLC	52,600	398,395
Coca-Cola Europacific Partners, PLC	5,400	298,566
Compass Group, PLC *	2,950	60,331
Dechra Pharmaceuticals, PLC	6,300	411,698
Diageo, PLC, ADR	2,775	535,575
Entain, PLC *	13,925	397,720
HomeServe, PLC	22,975	280,002
London Stock Exchange Group, PLC	5,100	511,062
Reckitt Benckiser Group, PLC	3,100	243,537
RELX, PLC	12,275	355,332
Smith & Nephew, PLC	18,500	318,715

		4,927,407

Latin America - 2.0%

Argentina - 2.0%
Globant SA *	2,225	625,247

SEPTEMBER 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
North America - 6.9%

Canada - 3.6%
Alimentation Couche-Tard, Inc.	7,400	283,123
BRP, Inc.	2,925	270,746
Colliers International Group, Inc.	1,600	204,336
Waste Connections, Inc.	2,750	346,308

		1,104,513

United States - 3.3%
Broadcom, Inc.	1,025	497,053
Euronet Worldwide, Inc. *	1,775	225,922
Mondelez International, Inc.	4,800	279,264

		1,002,239

Total Common Stocks (cost: $18,006,122)		29,563,211

Investment Companies 1.4%
iShares MSCI India ETF (cost $258,116)	8,700	423,603

Short-Term Securities - 2.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost $683,994)	683,994	683,994

Total Investments in Securities - 100.0% (cost $18,948,232)		30,670,808
Other Assets and Liabilities, net - 0.0%		8,688

Total Net Assets - 100.0%		$30,679,496

*	Non-income producing security.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	14.6%
Health Technology	13.3
Technology Services	13.0
Electronic Technology	11.9
Producer Manufacturing	11.7
Consumer Non-Durables	9.0
Consumer Durables	4.2
Non-Energy Minerals	3.0
Consumer Services	2.6
Process Industries	2.5
Utilities	2.5
Communications	2.5
Retail Trade	2.1
Commercial Services	1.6
Industrial Services	1.1
Transportation	0.8
Investment Companies	1.4
Short-Term Securities	2.2

100.0
Other Assets and Liabilities, net	0.0

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Argentina	625,247	—	—	625,247
Australia	1,315,129	505,203	—	1,820,332
Canada	1,104,513	—	—	1,104,513
China/Hong Kong	682,323	1,930,392	—	2,612,715
France	—	2,549,073	—	2,549,073
Germany	—	1,798,588	—	1,798,588
Ireland	667,248	—	—	667,248
Japan	696,654	2,466,926	—	3,163,580
Netherlands	1,225,522	—	—	1,225,522
Singapore	215,143	564,524	—	779,667
South Korea	—	919,350	—	919,350
Spain	582,949	461,774	—	1,044,723
Sweden	362,320	411,449	—	773,769
Switzerland	1,517,806	3,031,432	—	4,549,238
United Kingdom	2,024,339	2,903,068	—	4,927,407
United States	1,002,239	—	—	1,002,239
Investment Companies	423,603	—	—	423,603
Short-Term Securities	683,994	—	—	683,994

Total:	13,129,029	17,541,779	—	30,670,808

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2021	3